Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2013
Trade Notes and Accounts Receivable

4. Trade Notes and Accounts Receivable

Receivables at March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Trade notes	¥121,423	¥108,390
Accounts receivable	502,141	464,884

Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)

Trade notes and accounts receivable	¥606,904	¥559,749

Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)

Long-term trade receivables	235,825	184,294

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.

The roll-forward schedule of the allowance for credit losses of the financing receivables for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	2013	2012	2011
Balance at beginning of year	¥7,750	¥7,474	¥7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)

Balance at end of year	¥9,194	¥7,750	¥7,474

Past due financing receivables at March 31, 2013 and 2012 were not material.

Equipment sales revenue from sales-type leases is recognized at the inception of the lease. At March 31, 2013 and 2012, lease receivables comprised the following:

	Millions of yen
	2013	2012
Minimum lease payments receivable	¥225,463	¥232,798
Unearned income	(19,252)	(21,839)

Net lease receivables	¥206,211	¥210,959

The residual values of leased assets at March 31, 2013 and 2012 were not material.

Komatsu did not have any cash flows from securitization activities from the sale of trade notes and accounts receivable for the fiscal years ended March 31, 2013 and 2012.